Common Stock and Additional Paid-in Capital -Dividends - Restricted Stock Awards (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	4 Months Ended	5 Months Ended		7 Months Ended	8 Months Ended		10 Months Ended	12 Months Ended
	Mar. 31, 2014	Apr. 29, 2015	Jun. 08, 2015	May. 16, 2013	Aug. 05, 2015	Aug. 19, 2014	Aug. 20, 2013	Nov. 04, 2014	Dec. 31, 2015	Dec. 31, 2014	Dec. 30, 2014	Dec. 31, 2013	Jun. 04, 2015	Nov. 18, 2014	Mar. 21, 2012	Dec. 31, 2010	Dec. 08, 2010
Stock Issued During Period Shares New Issues			28,571,428
Common stock par value			$ 0.01						$ 0.01	$ 0.01						$ 0.01	$ 20
Share price			$ 7
Net proceeds from common stock issuance			$ 194,134						$ 192,714	$ 0		$ 0
Due From Related Parties Non Current									$ 0	$ 117,219
Shares granted									186,702	656,650
Granted and vested									52,802	111,585
Number of forfeited shares									0
Shares forfeited due to employees' resignation									235,576
Unrecognized compensation cost									$ 2,299	$ 6,235
Amortization of stock based compensation									$ 3,676	3,576		$ 3,634
Expected period of recognition for unrecognized compensation costs									2 years
Shares authorized under Equity Plan															2,000,000
Fair value of shares vested									$ 611	$ 2,383
DryShips Inc.
Due From Related Parties Non Current														$ 120,000
DryShips Inc. | Exchange of debt instrument with shares
Treasury Stock, Shares, Acquired									22,222,222
Due From Related Parties Non Current									$ 120,000				$ 40,000
Employees
Granted and vested									239,637
Employees | Stock Compensation Plan
Shares granted	161,200	173,200		192,400	13,502			45,450
Vesting period	3 years	3 years		3 years	3 years			3 years
Grant date fair value	$ 17.79	$ 7.24		$ 16.9	$ 3.19			$ 12.6
Chairman, President and Chief Executive Officer
Stock Issued During Period Shares New Issues			1,428,571
Common stock value purchased			$ 10,000
Consultancy Agreement CEO Services January 2013 | Azara Services S.A.
Shares granted						150,000	150,000				300,000
Vesting period						3 years	2 years				3 years
Grant date fair value						$ 18.37	$ 17.56				$ 9.46